Sep. 30, 2016

October 14, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Statutory Prospectus and

Statement of Additional Information dated

September 30, 2016

Effective immediately, the following information supplements and supersedes any contrary information contained in each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).

“Non-diversification risk” is hereby deleted from the “Deutsche X-trackers MSCI Europe Hedged Equity ETF—Main Risks” and “Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF—Main Risks” sections of each Fund’s Summary Prospectus and Statutory Prospectus.